SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2017
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 16 - SHARE-BASED PAYMENTS:

On May 30, 2010, a general meeting of shareholders approved the option plan of the Company (the “Option Plan”), after being approved by the Board of Directors. In 2017 the Option Plan was amended and restated as the 2010 Award Plan (the “Award Plan”). As of December 31, 2017, the Award Plan allow the Company to allocate up to 33,646,039 options to employees, consultants and directors reserved by the Board of Directors for issuance under the Award Plan. The terms and conditions of the grants were determined by the board of directors and are according to the Award Plan.

a.   The following is information on options granted in 2017:

	Number of options granted
	According to the award plan			Exercise	Fair value of
	of the Company			price for 1	options on date of
	Other than			ordinary	grant in U.S.$
Date of grant	directors (1)	To directors	Total	share ($)	thousands (2)
March 2017	3,650,000	—	3,650,000	1.08	1,777
May 2017	—	640,000	640,000	1.08	290
May 2017	—	500,000	500,000	1.09	227
July 2017	2,445,000	—	2,445,000	0.98	1,205
	6,095,000	1,140,000	7,235,000		3,499
1)

The options will vest as follows: for employees and consultants of the Company who had provided services exceeding one year to the Company as of the grant date, the options will vest in 16 equal quarterly installments over a four-year period. For employees and consultants of the Company who had not provided services to the Company exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest over the following three years in 12 equal quarterly installments. During the contractual term the options will be exercisable, either in full or in part, from the vesting date until the end of 7 years from the date of grant.

2017 grants include both options exercisable into the Company’s ordinary shares and options exercisable to the Company’s ADSs.

2)

The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company’s ordinary share: $0.98 - $1.09, expected volatility: 49.48% - 58.09%, risk-free interest rate: 2.05% - 2.23% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates. The expected volatility assumption used is based on the historical volatility of the Company’s share.

b.    The following is information on options granted in 2016:

	Number of options granted

	According to the award plan			Exercise	Fair value of
	of the Company			price for 1	options on date of
	Other than			ordinary	grant in U.S.$
Date of grant	directors (1)	To directors (1)	Total	share ($)	thousands (2)
April 2016	590,000	—	590,000	1.41	400
June 2016	—	1,500,000	1,500,000	1.28	725
June 2016 (3)	—	150,000	150,000	1.48	105
	590,000	1,650,000	2,240,000		1,230

1)

The options will vest as follows: for employees and consultants of the Company who had provided services exceeding one year to the Company as of the grant date, the options will vest in 16 equal quarterly installments over a four-year period. For employees and consultants of the Company who had not provided services to the Company exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest over the following three years in 12 equal quarterly installments. During the contractual term the options will be exercisable, either in full or in part, from the vesting date until the end of 7 years from the date of grant.

2)

The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company’s ordinary share: $1.28 - $1.41, expected volatility: 52.52% - 53.09%, risk-free interest rate: 1.51% - 1.57% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates. The expected volatility assumption used is based on the historical volatility of the Company’s share.

3)

In June 2016, the Company’s annual general meeting of shareholders approved the acceleration of 150,000 unvested options of Alicia Rotbard, of blessed memory, a former external director of the Company. Each option was exercisable into one ordinary share at an exercise price of $1.48 per share. These options expired in November 2017. The allocated expenses, in the amount of $105 thousand were recorded directly to the Statements of Comprehensive Loss under General and Administrative Expenses.

c.    Changes in the number of options and weighted averages of exercise prices are as follows:

	Year Ended December 31
	2017		2016
		Weighted		Weighted
		average of		average of
	Number of	exercise	Number of	exercise
	options	price ($)	options	price ($)
Outstanding at beginning of year	22,025,548	0.95	20,511,338	0.88
Exercised	(2,988,750)	0.27	(725,790)	0.36
Expired and forfeited	(490,000)	1.37	—	—
Granted	7,235,000	1.05	2,240,000	1.33
Outstanding at end of year	25,781,798	1.05	22,025,548	0.95
Exercisable at end of year	16,842,697	0.99	15,168,938	0.85

d.    The following is information about exercise price and remaining useful life of outstanding options at year-end:

December 31, 2017			December 31, 2016
Number of			Number of
options		Weighted	options		Weighted
outstanding		average of	outstanding		average of
at end of	Exercise price	remaining	at end of	Exercise price	remaining
year	range	useful life	year	range	useful life
25,781,798	$0.5-$1.61	3.5	22,025,548	$0.17-$1.61	3.8

e.    Expenses recognized in profit or loss for the options are as follows:

Year Ended December 31
2017	2016	2015
U.S. dollars in thousands
2,235	1,679	1,364

The remaining compensation expenses as of December 31, 2017 are $2.7 million and will be expensed in full by July 2021.

The options granted to Company employees in Israel are governed by relevant rules in Section 102 to the Israel Income Tax Ordinance (hereinafter the “Ordinance”). According to the treatment elected by the Company and these rules, the Company is not entitled to claim as tax deductions the amounts charged to employees as a benefit, including amounts recognized as payroll benefits in Company accounts for the options the employees received within the Award Plan. Options granted to option holders who are related parties of the Company are governed by Section 3(i) to the Ordinance.